BORROWINGS (Details) - Additional Information $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($)	Mar. 11, 2020 USD ($)	Jan. 06, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding loan	$ 33,398	$ 42,693
Net proceeds from borrowings	36,013	32,210
MACA Limited loan
Disclosure of detailed information about borrowings [line items]
Outstanding loan	$ 3,010	16,060
Interest Rate	5.50%
Unsecured bank facilities
Disclosure of detailed information about borrowings [line items]
Outstanding loan	$ 17,516	$ 16,034
Weighted average fixed interest rate (as a percent)	5.40%
Matured borrowings	$ 1,400
Interest Rate	5.40%
Bradesco
Disclosure of detailed information about borrowings [line items]
Outstanding loan	$ 2,404		$ 10,000
Net proceeds from borrowings	2,500
Cash collateral amount	7,500
Quarterly repayments of borrowings	1,100
Quarterly repayments of Cash Collateral amount	300
Principal amount	$ 10,000
Interest Rate	3.70%
Gross borrowings	$ 10,000
Bradesco | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate on cash collateral amount	1.55
Bradesco | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate on cash collateral amount	2.40
Samsung
Disclosure of detailed information about borrowings [line items]
Outstanding loan	$ 10,468			$ 11,300
Adjustment to nominal interest rate basis	5.00%
Interest Rate	5.00%
Consideration of delivery and sale of gold units | oz	3,000
Loans and advances	$ 11,300
Discount rate	0.65%
Advances to be repaid in equal installments	$ 800
Penalty on Early Repayment of Advances	3.00%